Segment Reporting (Details) - Schedule of Segment Performance to the GAAP Measure of Gross Profit - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Net sales
Net sales	$ 408,532	$ 476,932	$ 2,085,314	$ 2,079,699
Gross profit
Gross profit	164,786	222,284	862,105	750,404
Operating expenses
Operating expenses	2,054,263	1,240,162	5,734,031	5,225,594
Depreciation and Amortization
Depreciation and Amortization	69,101	75,201	287,722	330,143
Pocono Pharmaceuticals [Member]
Net sales
Net sales	408,532	401,057	1,920,280	1,785,597
Gross profit
Gross profit	164,786	169,308	744,391	726,702
Operating expenses
Operating expenses	154,394	136,863	606,275	577,930
Depreciation and Amortization
Depreciation and Amortization	56,823	55,208	222,159	264,156
4P Therapeutics [Member]
Net sales
Net sales		75,875	165,034	294,102
Gross profit
Gross profit		52,976	117,714	23,702
Operating expenses
Operating expenses	24,354	16,921	236,953	103,181
Depreciation and Amortization
Depreciation and Amortization	9,267	16,496	51,577	65,987
Corporate [Member]
Operating expenses
Operating expenses	900,980	685,948	2,930,378	3,234,930
Depreciation and Amortization
Depreciation and Amortization	3,011	3,497	13,986
Research and development-4P Therapeutics [Member]
Operating expenses
Operating expenses	$ 974,535	$ 400,430	$ 1,960,425	$ 982,227